Description of business and significant accounting policies - Other intangible assets (Details Narrative) (USD $)	1 Months Ended
Jul. 31, 2010
Description Of Business And Significant Accounting Policies - Other Intangible Assets Details Narrative
Disposal of taxi license	$ 513,000
Gain on disposal of licenses	$ 41,000